Income Taxes (Details) - Schedule of income taxes expenses computed at the Hong Kong statutory tax rate (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule Of Income Taxes Expenses Computed At The Hong Kong Statutory Tax Rate Abstract
Provision for income taxes at Hong Kong statutory income tax rate	(16.50%)